Supplementary Information to Statements of Operations (Details) - Schedule of net earnings per share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Net Earnings Per Share [Abstract]
Diluted income (loss) per share	$ 0.23	$ 0.09	$ (0.22)